Impairment of property, plant and equipment, goodwill, and other intangible assets - Commodity Price Assumptions (Details)	12 Months Ended
	Dec. 31, 2025 $ / MMBTU $ / bbl	Dec. 31, 2024 $ / bbl $ / MMBTU
Brent crude oil ($/b)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2026 | $ / bbl	60	70
2027 | $ / bbl	70	70
2028 | $ / bbl	70	70
2029 | $ / bbl	74	74
Henry Hub natural gas ($/MMBtu)
Explanation Of Inputs Assumptions And Estimation Techniques Used To Apply Impairment Requirements Explanatory [Line Items]
2026 | $ / MMBTU	3.90	3.30
2027 | $ / MMBTU	3.80	4.00
2028 | $ / MMBTU	3.60	4.00
2029 | $ / MMBTU	3.80	4.24